Share capital of the Company	12 Months Ended
Dec. 31, 2019
Share capital of the Company
Share capital of the Company

24 Share capital of the Company

		Allotted, called-up and fully paid
	2019	2018	2017
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	328	317	317
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	328	317	317

The Redeemable Preference Shares carry limited class voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

			No. of shares
	2019	2018	2017
At 1 January	1,267,039,436	1,266,221,605	1,265,229,424
Issue of shares (share placing)	44,386,214	–	–
Issue of shares (share schemes)	712,326	817,831	992,181
At 31 December	1,312,137,976	1,267,039,436	1,266,221,605

Share issue

On 2 April 2019, the Company issued 44,386,214 Ordinary Shares resulting in an increase in share capital of $11m and share premium of $3,479m.

Share forfeiture

The Group has a share forfeiture programme following the completion of a tracing and notification exercise to any shareholders who have not had contact with the Company over the past 12 years, in accordance with the provisions set out in the Company's Articles of Association. Under the share forfeiture programme, the shares and dividends associated with shares of untraced members are forfeited, with the resulting proceeds transferred to the Group to use for good causes in line with the Group's corporate responsibility strategy. During the financial year, the Group received $10m (2018: nil; 2017: nil) proceeds from sale of untraced shares and $4m (2018: $2m; 2017: nil) write-back of unclaimed dividends on those shares, which are reflected in share premium and retained earnings respectively.

Share repurchases

No Ordinary Shares were repurchased by the Company in 2019 (2018: nil; 2017: nil).

Shares held by subsidiaries

No shares in the Company were held by subsidiaries in any year.